Employee Benefits (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Beginning balance	€ 188.4
Service cost	4.0
Net interest expense	2.7
Actuarial loss on pension scheme valuations	6.4
Benefits paid	(4.9)
Foreign exchange differences on translation	(2.7)
Closing balance	€ 193.9
Germany | Foreign defined benefit plan
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	1.80%	1.95%